Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 157
Ending balance	128	$ 157
Gross carrying amount [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	586	526
Addition	20	67
Exchange difference	15	(7)
Ending balance	621	586
Accumulated depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(429)	(388)
Amortization	(50)	(44)
Exchange difference	(14)	3
Ending balance	$ (493)	$ (429)